Income Taxes (Q1) (Details) - USD ($) $ in Millions	Feb. 22, 2022	Apr. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Possible additional NOLs for five years resulting from Net Unrealized Built-in Gain rules			$ 1.1
Proceeds from sale of NOLs, gross	$ 2.5	$ 1.5
Net proceeds from sale of NOLs	2.3	1.4
Loss on sale of NOLs	$ 0.1	$ 0.1
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, prior to write down			281.0
Net operating loss carryforwards			112.0	$ 264.0
Write down of NOLs set to expire unutilized			169.0
State | New Jersey
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			97.0	99.0
State | California
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			70.0	70.0
State | New York
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 13.0	$ 13.0